UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2007.

Check here if Amendment [ ]: Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              KOM Capital Management, LLC
                   Knoll Capital Management, L.P.
Address:           666 Fifth Avenue
                   37th Floor
                   New York, New York 10103

Form 13F File Numbers:

1) KOM Capital Management, LLC: 028-11425 2) Knoll Capital Management, L.P.:
028-11424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick G. O'Neill
Title:    Chief Operating Officer
Phone:    (212) 808-7474

Signature, Place, and Date of Signing:
/s/  Patrick G. O'Neill, New York, New York, February 5, 2008.

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0


Form 13F Information Table Entry Total:  26 Data Records


Form 13F Information Table Value Total:  $239,359
                                         --------
                                          (x1000)


List of Other Included Managers:  NONE

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Column 1                   Column 2      Column 3   Column 4   Column 5                    Column 6      Column 7          Column 8
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NAME OF ISSUER               TITLE         CUSIP     VALUE    SHRS OR     SH/PR    PUT/   INV. DISCR.    OTHER             VOTING
                           OF CLASS                 (X1000)   PRN AMT.             CALL                  MNGRS.            -------
                                                                                                                          AUTHORITY
                                                                                                                          --------
                                                                                                                         SOLE SHARED
                                                                                                                             NONE
------------------------------------------------------------------------------------------------------------------------------------
Abraxis Bioscience Inc.      COM         00383E106    4754        69130      SH               SOLE                        69130
New
------------------------------------------------------------------------------------------------------------------------------------
Alfacel Corp.                COM         0154041106    6089     3540155      SH               SOLE                      3540155
------------------------------------------------------------------------------------------------------------------------------------
APP Pharmaceuticals          COM         00202H108     4240      412862      SH               SOLE                       412862
Inc
------------------------------------------------------------------------------------------------------------------------------------
Aspenbio Pharm Inc           COM         045346103     7849      900143      SH               SOLE                       900143
------------------------------------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corporation    COM         00208J108    37770      747322      SH               SOLE                       747322
------------------------------------------------------------------------------------------------------------------------------------
Cano Petroleum Inc           COM         137801106     5747      834050      SH               SOLE                       834050
------------------------------------------------------------------------------------------------------------------------------------
Childrens Place Retail       COM         168905107     7779      300000      SH               SOLE                       300000
Stores
------------------------------------------------------------------------------------------------------------------------------------
Delta Petroleum Corp. New    COM         247907207    12627      669882      SH               SOLE                       669882
------------------------------------------------------------------------------------------------------------------------------------
DigitalFx International      COM         25389E107       26       95797      SH               SOLE                        95797
Inc.
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First Marblehead Corp.       COM         320771108     4896      320000      SH               SOLE                       320000
------------------------------------------------------------------------------------------------------------------------------------
Flamel Technologies SA       Sponsored   338488109    22260     2230463      SH               SOLE                      2230463
                             ADR
------------------------------------------------------------------------------------------------------------------------------------
Fortress Intl GRP Inc.       *W Exp      34958D110      108      200000      SH               SOLE                       200000
                             07/12/2009
------------------------------------------------------------------------------------------------------------------------------------
Hercules Offshore Inc        COM         427093109     9611      404156      SH               SOLE                       404156
------------------------------------------------------------------------------------------------------------------------------------
Hythiam Inc                  COM         44919F104    11167     3811372      SH               SOLE                      3811372
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Column 1                   Column 2      Column 3   Column 4   Column 5                    Column 6      Column 7          Column 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER               TITLE         CUSIP     VALUE    SHRS OR     SH/PR    PUT/   INV. DISCR.    OTHER             VOTING
                           OF CLASS                 (X1000)   PRN AMT.             CALL                  MNGRS.            -------
                                                                                                                          AUTHORITY
                                                                                                                          --------
                                                                                                                         SOLE SHARED
                                                                                                                             NONE
------------------------------------------------------------------------------------------------------------------------------------
Medicinova Inc.              COM NEW     58468P206     1380      300000      SH               SOLE                       300000
------------------------------------------------------------------------------------------------------------------------------------
Medivation Inc.              COM         58501N101    44349     3079825      SH               SOLE                      3079825
------------------------------------------------------------------------------------------------------------------------------------
Novelos Therapeutics         COM         6700M100      4835     1415380      SH               SOLE                      1415380
Inc.(1)
------------------------------------------------------------------------------------------------------------------------------------
Parker Vision                COM         701354102    25195     1592583      SH               SOLE                      1592583
------------------------------------------------------------------------------------------------------------------------------------
Rodman & Renshaw Cap         COM         77487R100     1455      447756      SH               SOLE                       447756
GP Inc.
------------------------------------------------------------------------------------------------------------------------------------
Santarus Inc.                COM         802817304      497      180900      SH               SOLE                     180900
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Sequenom Inc.                COM NEW     817337405     2347      245800      SH               SOLE                     245800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Storm Cat                    COM         862168101      579      793650      SH               SOLE                     793650
------------------------------------------------------------------------------------------------------------------------------------
Sulphco Inc.                 COM         865378103    22614     4332100      SH               SOLE                    4332100
------------------------------------------------------------------------------------------------------------------------------------
Telkonet Inc.                COM         879604106        8       10100      SH               SOLE                      10100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
US Energy Corp. WYO          COM         911805109      141       33193      SH               SOLE                      33193
------------------------------------------------------------------------------------------------------------------------------------

XCorporeal Inc.              COM         98400P104     1036      142858      SH               SOLE                     142858
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------

(1) * Securities of Novelos Therapeutics Inc. are not listed on the U.S. Securities and Exchange Commission's Official List of 13f
Securities as a 13F Security as defined in Section 13(f) of the Securities Exchange Act of 1934.  However, KOM Capital Management,
LLC and Knoll Capital Management, L.P. have chosen to include these securities for informational purposes.